Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Common stocks: 98.49%
Communication services: 10.10%
Interactive media & services: 8.44%
Alphabet Incorporated Class C †	3,973	$ 10,589,277
Facebook Incorporated Class A †	21,195	7,193,371
		17,782,648
Wireless telecommunication services: 1.66%
T-Mobile US Incorporated †	27,399	3,500,496
Consumer discretionary: 11.59%
Internet & direct marketing retail: 4.95%
Amazon.com Incorporated †	2,621	8,610,090
Farfetch Limited Class A †	48,769	1,827,862
		10,437,952
Multiline retail: 1.62%
Dollar General Corporation	16,024	3,399,331
Specialty retail: 5.02%
Burlington Stores Incorporated †	12,554	3,559,938
The Home Depot Incorporated	12,872	4,225,363
Ulta Beauty Incorporated †	7,749	2,796,769
		10,582,070
Consumer staples: 2.60%
Food & staples retailing: 1.49%
Sysco Corporation	39,972	3,137,802
Household products: 1.11%
Church & Dwight Company Incorporated	28,497	2,352,996
Financials: 6.85%
Capital markets: 4.54%
CME Group Incorporated	6,320	1,222,162
Intercontinental Exchange Incorporated	25,906	2,974,527
S&P Global Incorporated	7,331	3,114,869
The Charles Schwab Corporation	31,021	2,259,570
		9,571,128
Insurance: 2.31%
Chubb Limited	9,787	1,697,849
Marsh & McLennan Companies Incorporated	20,960	3,173,973
		4,871,822
Health care: 13.32%
Health care equipment & supplies: 6.07%
Align Technology Incorporated †	4,566	3,038,353
Boston Scientific Corporation †	80,587	3,496,670
LivaNova plc †	39,737	3,146,773
Medtronic plc	24,805	3,109,307
		12,791,103
See accompanying notes to portfolio of investments

Wells Fargo VT Opportunity Fund  |  1

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Health care providers & services: 1.90%
UnitedHealth Group Incorporated	10,245	$ 4,003,131
Health care technology: 0.34%
Schrodinger Incorporated †	13,150	719,042
Life sciences tools & services: 4.56%
Agilent Technologies Incorporated	17,823	2,807,657
Bio-Rad Laboratories Incorporated Class A †	4,111	3,066,600
Thermo Fisher Scientific Incorporated	6,538	3,735,356
		9,609,613
Pharmaceuticals: 0.45%
Viatris Incorporated	70,566	956,169
Industrials: 15.67%
Aerospace & defense: 1.07%
MTU Aero Engines AG	10,000	2,248,217
Building products: 3.36%
Carlisle Companies Incorporated	18,605	3,698,488
Rexnord Corporation	52,787	3,393,676
		7,092,164
Commercial services & supplies: 1.84%
Republic Services Incorporated	32,228	3,869,294
Machinery: 5.52%
Fortive Corporation	53,918	3,804,993
Ingersoll Rand Incorporated †	58,211	2,934,417
Otis Worldwide Corporation	34,931	2,874,123
SPX Corporation †	37,683	2,014,156
		11,627,689
Professional services: 1.20%
Dun & Bradstreet Holdings Incorporated †	150,135	2,523,786
Trading companies & distributors: 2.68%
Air Lease Corporation	57,360	2,256,542
United Rentals Incorporated †	9,689	3,400,161
		5,656,703
Information technology: 28.60%
Electronic equipment, instruments & components: 3.83%
Amphenol Corporation Class A	50,811	3,720,890
Teledyne Technologies Incorporated †	10,149	4,359,807
		8,080,697
IT services: 5.41%
Fidelity National Information Services Incorporated	29,235	3,557,315
Genpact Limited	68,752	3,266,408
MasterCard Incorporated Class A	13,186	4,584,508
		11,408,231
See accompanying notes to portfolio of investments

2  |  Wells Fargo VT Opportunity Fund

Portfolio of investments—September 30, 2021 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 4.76%
Marvell Technology Incorporated	69,462	$ 4,189,253
Texas Instruments Incorporated	30,361	5,835,688
		10,024,941
Software: 10.58%
Fair Isaac Corporation †	6,137	2,442,096
Palo Alto Networks Incorporated †	8,368	4,008,272
Riskfied Limited Class A †	46,154	1,052,773
Salesforce.com Incorporated †	27,662	7,502,488
ServiceNow Incorporated †	5,474	3,406,306
Workday Incorporated Class A †	15,564	3,889,288
		22,301,223
Technology hardware, storage & peripherals: 4.02%
Apple Incorporated	59,886	8,473,869
Materials: 2.84%
Chemicals: 2.12%
Ashland Global Holdings Incorporated	32,563	2,902,015
The Sherwin-Williams Company	5,579	1,560,614
		4,462,629
Metals & mining: 0.72%
Steel Dynamics Incorporated	26,076	1,524,924
Real estate: 6.92%
Equity REITs: 6.92%
American Tower Corporation	13,342	3,541,100
Equinix Incorporated	4,734	3,740,475
Sun Communities Incorporated	19,716	3,649,432
VICI Properties Incorporated	128,504	3,650,799
		14,581,806
Total Common stocks (Cost $126,273,675)		207,591,476

		Yield
Short-term investments: 1.69%
Investment companies: 1.69%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	3,557,302	3,557,302
Total Short-term investments (Cost $3,557,302)				3,557,302
Total investments in securities (Cost $129,830,977)	100.18%			211,148,778
Other assets and liabilities, net	(0.18)			(376,985)
Total net assets	100.00%			$210,771,793

†	Non-income earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo VT Opportunity Fund  |  3

Portfolio of investments—September 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$2,161,993	$25,338,686	$(23,943,377)	$0	$0	$3,557,302	3,557,302	$440
See accompanying notes to portfolio of investments

4  |  Wells Fargo VT Opportunity Fund

Notes to portfolio of investments—September 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Mangement, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Wells Fargo VT Opportunity Fund  |  5

Notes to portfolio of investments—September 30, 2021 (unaudited)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$21,283,144	$0	$0	$21,283,144
Consumer discretionary	24,419,353	0	0	24,419,353
Consumer staples	5,490,798	0	0	5,490,798
Financials	14,442,950	0	0	14,442,950
Health care	28,079,058	0	0	28,079,058
Industrials	30,769,636	2,248,217	0	33,017,853
Information technology	60,288,961	0	0	60,288,961
Materials	5,987,553	0	0	5,987,553
Real estate	14,581,806	0	0	14,581,806
Short-term investments
Investment companies	3,557,302	0	0	3,557,302
Total assets	$208,900,561	$2,248,217	$0	$211,148,778
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended September 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo VT Opportunity Fund